Description of Business, Basis of Presentation and Significant Accounting Policies - (Investment in Films and Television Programs and Licensed Program Rights) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Organization And Plan Of Operation [Line Items]
Capitalized interest for films and television programs produced	$ 21.0	$ 28.1	$ 12.8
LIONS GATE ENTERTAINMENT CORP. [Member]
Organization And Plan Of Operation [Line Items]
Capitalized interest for films and television programs produced	$ 21.0	$ 28.1	$ 12.8